Business Combinations - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Farm	Dec. 31, 2017 USD ($)	Feb. 05, 2019 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Merger and related costs	$ 170	$ 84
Goodwill	11,431	97
Nutrien Ltd. [member]
Disclosure of detailed information about business combination [line items]
Merger and related costs	$ 170	$ 84
Potash Corp [member] | Nutrien Ltd. [member]
Disclosure of detailed information about business combination [line items]
Common share conversion ratio				0.400
Agrium Inc [member]
Disclosure of detailed information about business combination [line items]
Goodwill				$ 11,185
Maturity Period of accrued environmental costs are expected to be paid	30 years
Maturity period of asset retirement obligation are expected to be paid	68 years
Agrium Inc [member] | Nutrien Ltd. [member]
Disclosure of detailed information about business combination [line items]
Common share conversion ratio				2.230
Retail Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Goodwill	$ 197
Number of farm centers acquired | Farm	53
Actagro LLC [member] | Subsequent Event [member]
Disclosure of detailed information about business combination [line items]
Estimated purchase price			$ 340